Fair Value Measurements - Valuation and Inputs, at FV (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair value inputs, quantitative information
Asset, fair value	$ 542,735	$ 619,981
Loans, held at fair value | Non-recurring | Level 3 | Discounted Cash Flow
Fair value inputs, quantitative information
Asset, fair value	$ 233,618	$ 155,134
Loans, held at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Minimum
Fair value inputs, quantitative information
Price Range	$ 97.49	$ 98.09
Loans, held at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Maximum
Fair value inputs, quantitative information
Price Range	105.00	105.00
Loans, held at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Weighted Average
Fair value inputs, quantitative information
Price Range	$ 103.43	$ 103.17
Loans, held for sale, at fair value | Non-recurring | Level 3 | Discounted Cash Flow
Fair value inputs, quantitative information
Asset, fair value	$ 23,314
Loans, held for sale, at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Minimum
Fair value inputs, quantitative information
Price Range	$ 98.28
Loans, held for sale, at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Maximum
Fair value inputs, quantitative information
Price Range	105.00
Loans, held for sale, at fair value | Non-recurring | Level 3 | Discounted Cash Flow | Weighted Average
Fair value inputs, quantitative information
Price Range	$ 102.66
MBS | Non-recurring | Level 3 | Broker Quotes
Fair value inputs, quantitative information
Asset, fair value	$ 32,260	$ 210,892
MBS | Non-recurring | Level 3 | Broker Quotes | Minimum
Fair value inputs, quantitative information
Price Range	$ 0.75	$ 22.55
MBS | Non-recurring | Level 3 | Broker Quotes | Maximum
Fair value inputs, quantitative information
Price Range	100.95	102.50
MBS | Non-recurring | Level 3 | Broker Quotes | Weighted Average
Fair value inputs, quantitative information
Price Range	$ 74.92	$ 100.61
MBS | Non-recurring | Level 3 | Transaction Price
Fair value inputs, quantitative information
Asset, fair value	$ 2,552	$ 2,612
MBS | Non-recurring | Level 3 | Transaction Price | Minimum
Fair value inputs, quantitative information
Price Range	$ 100.75	$ 100.00
MBS | Non-recurring | Level 3 | Transaction Price | Maximum
Fair value inputs, quantitative information
Price Range	100.75	100.00
MBS | Non-recurring | Level 3 | Transaction Price | Weighted Average
Fair value inputs, quantitative information
Price Range	$ 100.75	$ 100.00